LOANS - Interest income by portfolio (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Total interest income	$ 18,115,730	$ 18,947,029	$ 18,491,167
Commercial lending portfolio [member]
Disclosure of financial assets [line items]
Total interest income	6,583,884	7,442,901	7,271,607
Loans to consumers [member]
Disclosure of financial assets [line items]
Total interest income	9,260,876	9,319,044	8,935,803
Mortgage [member]
Disclosure of financial assets [line items]
Total interest income	2,023,462	1,862,105	1,658,115
Microcredit [member]
Disclosure of financial assets [line items]
Total interest income	77,880	95,679	106,062
Repos, interbank loans portfolio [member]
Disclosure of financial assets [line items]
Total interest income	$ 169,628	$ 227,300	$ 519,580